Fair Value Measurements - Narrative (Details) $ in Millions	12 Months Ended
	Jan. 31, 2021 USD ($)	Jan. 31, 2020 USD ($)
Liability for contingent consideration measured using significant unobservable inputs (Level 3)
Noncontrolling equity investment in privately-held companies without readily determinable fair values	$ 4.7	$ 1.8
Noncontrolling equity investment in privately-held companies without readily determinable fair values, remeasured to fair value	4.0
Unrealized gain on noncontrolling equity investment	3.2
Realized gain on partial sale of equity investment	$ 0.6
Level 3 | Measurement Input, Discount Rate | Valuation Technique, Discounted Cash Flow
Liability for contingent consideration measured using significant unobservable inputs (Level 3)
Contingent consideration, liability, measurement input	0.004
Level 3 | Measurement Input, Discount Rate | Valuation Technique, Discounted Cash Flow | Minimum
Liability for contingent consideration measured using significant unobservable inputs (Level 3)
Contingent consideration, liability, measurement input		0.021
Level 3 | Measurement Input, Discount Rate | Valuation Technique, Discounted Cash Flow | Maximum
Liability for contingent consideration measured using significant unobservable inputs (Level 3)
Contingent consideration, liability, measurement input		0.045